LEASE - Amounts recognized in the statement of income for the year (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
LEASE
Expenses relating to short-term assets	R$ 37,007
Expenses relating to low-value assets	14,349
Total amount recognized	R$ 51,356